Details of Significant Accounts - Cash and cash equivalents, schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Checking accounts	$ 3,006	$ 3,651
Demand deposits	25,010	17,246
Time deposits	97,700	106,000
Others	260	224
Cash and cash equivalents	$ 125,976	$ 127,121	$ 123,871	$ 162,616